Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt
Summary of debt

	March 31,	December 31,
Dollars in thousands	2022	2021
Term B Facility	$271,562	$271,562
Paid-In-Kind Interest related to Term Loan Facility	38,394	31,480
Revolving Credit Facility	29,104	15,000
Paid-In-Kind Interest related to Revolving Credit Facility	3,145	2,731
Union Revolving Credit Facility	4,119	4,616
Total debt outstanding	$346,324	$325,389
Less: Unamortized debt issuance costs	(3,414)	(3,823)
Total debt, net	$342,910	$321,566
Portion due within one year	$41,539	$34,211
Total long-term debt, net	$301,371	$287,355

	December 31,	December 31,
Dollars in thousands	2021	2020
Term B Facility	$271,562	$281,563
Paid-In-Kind Interest related to Term Loan Facility	31,480	—
Revolving Credit Facility	15,000	30,000
Paid-In-Kind Interest related to Revolving Credit Facility	2,731	—
Union Revolving Credit Facility	4,616	2,550
Total debt outstanding	$325,389	$314,113
Less: Unamortized debt issuance costs	(3,823)	(6,639)
Total debt, net	$321,566	$307,474
Portion due within one year	$34,211	$—
Total long-term debt, net	$287,355	$307,474

Summary of required minimum principal amortization payments

Repayment
Dollars in thousands	Amount
2022	$38,394
2023	—
2024	271,562
Total	$309,956

Repayment
Dollars in thousands	Amount
2022	$31,480
2023	—
2024	271,562
Total	$303,042